Acquisition of Bao Li Gaming Promotion Limited (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue from External Customer [Line Items]
Revenues	$ 233,822,859	$ 236,850,159	$ 236,300,623
Expenses	232,982,225	219,016,868	181,348,081
Net Income Attributable To Bao Li	(60,077,935)	5,387,502	70,119,242
Bao Li Gaming [Member]
Revenue from External Customer [Line Items]
Revenues			10,267,456
Expenses			6,343,591
Net Income Attributable To Bao Li			$ 3,923,865